Debt and borrowings (Details) - Schedule of Cash Flows Arising From Financing Activities - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term debt and borrowings [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances at beginning	$ 6,118,256	$ 1,482,276	$ 583,639
Changes that represent cash flows -
Loans obtained	6,498,994	5,818,705	1,520,000
Restricted cash			42,915
Payments	(7,633,715)	(1,120,025)	(646,716)
Bond issuance costs	(8,355)	(88,722)	(18,931)
Changes that do not represent cash flows:
Interest expense
Control obtained over subsidiaries			177
Amortization of bond issuance cost	4,026	3,285	1,192
Amortization of issuance cost from Long-term debt- Syndicated Credit	15,538	22,737
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit	50,447
Valuation effects of derivative financial instruments
Balances at ending	5,045,191	6,118,256	1,482,276
Interest payable [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances at beginning	30,419	28,109	3,323
Changes that represent cash flows -
Loans obtained
Restricted cash
Payments	(652,313)	(502,847)	(49,123)
Bond issuance costs
Changes that do not represent cash flows:
Interest expense	708,125	505,157	73,909
Control obtained over subsidiaries
Amortization of bond issuance cost
Amortization of issuance cost from Long-term debt- Syndicated Credit
Valuation effects of derivative financial instruments
Balances at ending	86,231	30,419	28,109
Derivative financial instruments, net [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances at beginning	15,329	(28,193)	320,294
Changes that represent cash flows -
Loans obtained
Restricted cash
Payments			(18,172)
Bond issuance costs
Changes that do not represent cash flows:
Interest expense
Control obtained over subsidiaries
Amortization of bond issuance cost
Amortization of issuance cost from Long-term debt- Syndicated Credit
Valuation effects of derivative financial instruments	32,591	43,522	(330,315)
Balances at ending	$ 47,920	$ 15,329	$ (28,193)